Fair Value Measurements - Summary of Information About Assets and Liabilities Measured at Fair Value on Recurring Basis (Details)	Jun. 30, 2021 USD ($)
Assets:
Investments held in Trust Account	$ 345,006,739
Fair Value, Inputs, Level 1
Liabilities:
Derivative liabilities	10,350,000
Fair Value, Inputs, Level 1 | Money Market Funds
Assets:
Investments held in Trust Account	345,006,739
Fair Value, Inputs, Level 3
Liabilities:
Derivative liabilities	5,340,000
Public Warrants | Fair Value, Inputs, Level 1 | Derivative
Liabilities:
Derivative liabilities	10,350,000
Private Placement Warrants | Fair Value, Inputs, Level 3 | Derivative
Liabilities:
Derivative liabilities	$ 5,340,000